Revenues (Details) - Schedule of revenues per geographical locations - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenues (Details) - Schedule of revenues per geographical locations [Line Items]
Total revenue		$ 10,493	$ 3,399	$ 7,070
America [Member]
Revenues (Details) - Schedule of revenues per geographical locations [Line Items]
Total revenue		2,513	1,263	3,367
Asia Pacific [Member]
Revenues (Details) - Schedule of revenues per geographical locations [Line Items]
Total revenue		743	1,362	1,591
Europe and Israel [Member]
Revenues (Details) - Schedule of revenues per geographical locations [Line Items]
Total revenue	[1]	$ 7,237	$ 774	$ 2,112

[1]	The Company combined all revenues into the Europe and Israel geography, due to immateriality of the amounts.